Warrants - Additional Information (Details) - Rigetti Computing, Inc [Member]		3 Months Ended
	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 shares	Jan. 31, 2021 $ / shares shares	Feb. 28, 2020 USD ($)
Class Of Warrant Or Right [Line Items]
Warrants outstanding	2,680,596	2,680,596		2,680,596
Exercise price of warrants | $ / shares	$ 0.01	$ 0.01
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	783,129	783,129
Change in fair value of derivative warrant liabilities | $		$ (5,822,000)	$ 0
Adjustment to additional paid in capital warrants issued | $		$ 1,200,000
Number Of Trading Days For Determining The Share Price	20 days
Public Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding	8,625,000	8,625,000
Exercise price of warrants | $ / shares	$ 11.5	$ 11.5
Share Price | $ / shares	$ 18	$ 18
Number Of Trading Days For Determining The Share Price		20 days
Number Of Consecutive Trading Days For Determining The Share Price		30 days
Public Warrants | Number Of Shares Which The Warrant Holders Are Entiled To Exercise Per Share In Case Effective Registration Statement Is Not Filed [Member]
Class Of Warrant Or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	0.361	0.361
Private Placement
Class Of Warrant Or Right [Line Items]
Warrants outstanding	4,450,000	4,450,000
Common Stock Warrants
Class Of Warrant Or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	313,252	313,252
Change in fair value of derivative warrant liabilities | $		$ 1,800,000
Common Stock Warrants | Class A Ordinary Shares
Class Of Warrant Or Right [Line Items]
Exercise price of warrants | $ / shares					$ 1.152
Warrants and Rights Outstanding, Term					10 years
Deferred assets in connection with warrants issued to customer | $	$ 1,500	$ 1,500
Class of warrant or right, Grand date fair value | $						$ 200,000
Common Stock Warrants | Class A Ordinary Shares | Maximum [Member]
Class Of Warrant Or Right [Line Items]
Class Of Warrants Vesting Percentage					100
Common Stock Warrants | Class A Ordinary Shares | Minimum [Member]
Class Of Warrant Or Right [Line Items]
Class Of Warrants Vesting Percentage					50
Warrants To Purchase Class A Common Stock [Member] | Series C Redeemable Convertible Preferred Stock [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of warrants | $ / shares	$ 0.01	$ 0.01
Class of warrants or rights warrants issued during the period units		5,248,183
Warrants and Rights Outstanding, Term	10 days	10 days
Customer Warrants [Member] | Class A Ordinary Shares
Class Of Warrant Or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right					2,680,596
Deferred asset reduction of revenue | $		$ 93,600
Trinity Warrants [Member]
Class Of Warrant Or Right [Line Items]
Class of warrant or right issued during period, Warrants		469,877
Class of Warrants or Rights Aggregate Fair Value of Warrants at the Time of Grant | $		$ 2,700,000
Change in fair value of derivative warrant liabilities | $		$ 3,500,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	783,129	783,129